Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Deferred tax assets and liabilities	Income tax benefit (expense)

(in thousands of USD)	2020	2019	2018
Current tax
Current period	(575)	(1,066)	(37)
Total current tax	(575)	(1,066)	(37)

Deferred tax
Recognition of unused tax losses/(use of tax losses)	(1,369)	474	(195)
Other	—	(10)	(6)
Total deferred tax	(1,369)	464	(201)

Total tax benefit/(expense)	(1,944)	(602)	(238)

Reconciliation of effective tax	2020		2019		2018
Profit (loss) before tax		475,182		112,832		(109,832)

Tax at domestic rate	(25.00)%	(118,796)	(29.58)%	(33,376)	(29.58)%	32,488
Effects on tax of :
Tax exempt profit / loss		241		317		(50)
Tax adjustments for previous years		—		34		9
Loss for which no DTA (*) has been recognized		(61)		(26)		(1,037)
Non-deductible expenses		(482)		(538)		(962)
Use of previously unrecognized tax losses and tax credits		267		4,066		—
Tonnage Tax regime		115,174		24,534		(33,602)
Effect of share of profit of equity-accounted investees		2,613		2,482		4,690
Effects of tax regimes in foreign jurisdictions		(900)		1,905		(1,774)
Total taxes	(0.41)%	(1,944)	(0.53)%	(602)	0.22%	(238)
In application of an IFRIC agenda decision on ‘IAS 12 Income taxes’, tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the consolidated statement of profit or loss but has been shown as an administrative expense under the heading General and administrative expenses. The amount paid for tonnage tax in the year ended December 31, 2020 was $3.5 million (2019: $1.3 million) (see Note 5).

* Deferred Tax Asset
Deferred tax assets and liabilities
Recognized deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

(in thousands of USD)	ASSETS	LIABILITIES	NET
Employee benefits	26	—	26
Unused tax losses & tax credits	29,011	—	29,011
Unremitted earnings	—	(26,322)	(26,322)
	29,037	(26,322)	2,715
Offset	(26,322)	26,322
Balance at December 31, 2019	2,715	—

Employee benefits	29	—	29
Unused tax losses & tax credits	27,650	—	27,650
Unremitted earnings	—	(26,322)	(26,322)
	27,679	(26,322)	1,357
Offset	(26,322)	26,322
Balance at December 31, 2020	1,357	—
Unrecognized deferred tax assets and liabilities
Deferred tax assets and liabilities have not been recognized in respect of the following items:

(in thousands of USD)	December 31, 2020		December 31, 2019
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Deductible temporary differences	38	—	290	—
Taxable temporary differences	—	(12,162)	—	(12,162)
Tax losses & tax credits	64,923	—	59,772	—
	64,961	(12,162)	60,062	(12,162)
Offset	(12,162)	12,162	(12,162)	12,162
Total	52,799	—	47,900	—
The unrecognized deferred tax assets in respect of tax losses and tax credits relates to tax losses carried forward, investment deduction allowances and excess dividend received deduction. Tax losses and tax credits have no expiration date.

The increase in unrecognized deferred tax assets is mainly due to currency translations.

A deferred tax asset ('DTA') is recognized for unused tax losses and tax credits carried forward, to the extent that it is probable that future taxable profits will be available. The Group considers future taxable profits as probable when it is more likely than not that taxable profits will be generated in the foreseeable future. When determining whether probable future taxable profits are available the probability threshold is applied to portions of the total amount of unused tax losses or tax credits, rather than the entire amount.

Given the nature of the tonnage tax regime, the Group has a substantial amount of unused tax losses and tax credits for which no future taxable profits are probable and therefore no DTA has been recognized.

No deferred tax liabilities have been recognized for temporary differences related to vessels for which the Group expects that the reversal of these differences will not have a tax effect.

In December 2017, changes to the Belgian corporate income tax rate were enacted, lowering the rate to 29.58% as from 2018 and to 25% from 2020. These changes have been reflected in the calculation of the amounts of deferred tax assets and liabilities in respect of Belgian Group entities as at December 31, 2020 and December 31, 2019.
Movement in deferred tax balances during the year

(in thousands of USD)	Balance at Jan 1, 2018	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2018
Provisions	1	(1)	—	—	—
Employee benefits	44	(5)	—	(2)	37
Unused tax losses & tax credits	2,442	(195)	—	(29)	2,218
Total	2,487	(201)	—	(31)	2,255

	Balance at Jan 1, 2019	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2019
Provisions	—	—	—	—	—
Employee benefits	37	(10)	—	(1)	26
Unused tax losses & tax credits	2,218	474	—	(3)	2,689
Total	2,255	464	—	(4)	2,715

	Balance at Jan 1, 2020	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2020
Provisions	—	—	—	—	—
Employee benefits	26	—	—	3	29
Unused tax losses & tax credits	2,689	(1,369)	—	8	1,328
Total	2,715	(1,369)	—	11	1,357